One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com

MICHELLE D. WONG michelle.wong@dechert.com +1 415 262 4544 Direct +1 415 262 4555 Fax

January 2, 2019

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs ETF Trust (the “Registrant”)
File Nos. 333-200933 and 811-23013
Post-Effective Amendment No. 153 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 21, 2018.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 415.262.4544.

Very truly yours,

/s/ Michelle D. Wong
Michelle D. Wong